Ordinary shares (Details Narrative)	May 29, 2023	Nov. 15, 2022 CNY (¥) ¥ / shares shares	Aug. 15, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares
Equity [Abstract]
Dividends | ¥			¥ 50,000
Ordinary shares, shares authorized			5,000,000,000	10,000,000,000	10,000,000,000
Ordinary shares, par value | (per share)			¥ 0.00001	$ 0.000005	$ 0.000005
Shares issued		39,031,650	39,031,650
Shares issued price per share | (per share)		¥ 0.00001	¥ 0.00001	$ 1.00
Sale of stock | ¥		¥ 400	¥ 400
Stockholders equity note stock split	the Company’s board of directors approved to effect a one-for-two stock split of its ordinary shares (the “Stock Split”). As a result of the Stock Split, each ordinary share of US$0.00001 was automatically split to two issued and outstanding ordinary shares with par value of US$0.000005 each without any action on the part of the shareholder.
Ordinary shares, shares issued				78,063,300	78,063,300
Ordinary shares, shares outstanding				78,063,300	78,063,300